Leases - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Finance leases cost:
Subtotal	$ 1,363,783	$ 1,523,731
Less: accumulated depreciation	(1,221,746)	(1,343,156)
Property and equipment, net	142,037	180,575
Software [Member]
Finance leases cost:
Subtotal	471,890	499,591
Equipment and furniture [Member]
Finance leases cost:
Subtotal	$ 891,893	$ 1,024,140